CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Continuing operations
Interest income	$ 341	$ 111	$ 50
Exploration and evaluation expenses	0	(1,526)	(1,327)
Corporate and administrative expenses	(1,207)	(594)	(302)
Business development expenses	(269)	(331)	(96)
Foreign stock exchange listing expenses	(767)	0	0
Employment expenses	(2,958)	(2,337)	(2,245)
Share based payment expenses	(2,298)	(674)	(507)
Depreciation and impairment expenses	(13)	(541)	(30)
Other income and expenses	56	(63)	(24)
Loss before income tax	(7,115)	(5,955)	(4,481)
Income tax expense	0	0	0
Net loss for the year	(7,115)	(5,955)	(4,481)
Net loss attributable to members of Paringa Resources Limited	(7,115)	(5,955)	(4,481)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	0	187	(59)
Total other comprehensive income/(loss) for the year, net of tax	0	187	(59)
Total comprehensive loss for the year, net of tax	(7,115)	(5,768)	(4,540)
Total comprehensive loss attributable to members of Paringa Resources Limited	$ (7,115)	$ (5,768)	$ (4,540)
Basic and diluted loss per share from continuing operations (in dollars per share)	$ (0.02)	$ (0.03)	$ (0.03)